RELATED PARTY TRANSACTIONS - Payables to Related Parties (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | LS Power Equity Advisors, LLC
Related Party Transaction [Line Items]
Payables to Related Parties	$ 705,005	$ 88,896